Document and Entity Information	Feb. 13, 2023	Feb. 02, 2023
Entity Listings [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Feb. 13, 2023
Entity Registrant Name		Great Elm Group, Inc.
Entity Central Index Key		0001831096
Entity Emerging Growth Company		false
Entity File Number		001-39832
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		85-3622015
Entity Address, Address Line One		800 South Street
Entity Address, Address Line Two		Suite 230
Entity Address, City or Town		Waltham
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02453
City Area Code		617
Local Phone Number		375-3006
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security		Common stock, par value $0.001 per share
Trading Symbol		GEG
Security Exchange Name		NASDAQ
7.25% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security		7.25% Notes due 2027
Trading Symbol		GEGGL
Security Exchange Name		NASDAQ